Trade and Other Payables	12 Months Ended
Jun. 30, 2022
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

7. TRADE AND OTHER PAYABLES

	Years Ended June 30,
	2022	2021

Trade creditors	2,689,098	1,448,546
Accrued research and development expenses	2,066,500	714,677
Accrued professional fees	185,362	155,797
Other accrued expenses	107,929	149,644
Other payables	57,622	33,845

Total	5,106,511	2,502,509